Supplement Dated August 23, 2013 for
Prospectus Dated May 1, 2013 for
Protective Variable Annuity NY L Series, B Series, and C Series Contract
(Contracts issued before July 15, 2013)
Issued by
Protective Life and Annuity Insurance Company
Variable Annuity Account A of Protective Life

This Supplement amends certain information contained in your variable annuity contract prospectus. Please read this Supplement carefully and keep it with your prospectus for future reference.

The following Example of Charges replaces the Example of Charges on pages 6 through 8 in the Prospectus:

Example of Charges

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The examples show the costs of investing in each class of the Contract, including owner transaction expenses, the annual contract maintenance fee, Variable Account Charges, and both maximum and minimum total Annual Fund Operating Expenses. The first example assumes that you purchased the SecurePay R72 rider on or after August 20, 2012 under the RightTime® option at the maximum and current charges. The second example assumes that you have not purchased either SecurePay rider or the Protective Income Manager rider. The examples also assume that the Maximum Anniversary Value Death Benefit is in effect, and that all Contract Value is allocated to the Variable Account. The examples do not reflect transfer fees.

The examples assume that you invest $10,000 in the Contract for the periods indicated. The examples also assume that your investment has a 5% return each year.

(1)	If you purchased the SecurePay R72 rider:

a. If you surrender the Contract at the end of the applicable time period:

i. With the SecurePay R72 rider selected under the RightTime® option (reflecting the maximum charge):

		1 year	3 years	5 years	10 years
Maximum Fund Expense	L Series	$1447	$2983	$4146	$8052
	B Series	$1415	$2895	$4304	$7850
	C Series	$850	$2529	$4185	$8108
Minimum Fund Expense	L Series	$1091	$1970	$2468	$5442
	B Series	$1058	$1871	$2664	$5122
	C Series	$469	$1457	$2516	$5531

ii. With the SecurePay R72 rider selected under the RightTime® option (reflecting  the current charge):

		1 year	3 years	5 years	10 years
Maximum Fund Expense	L Series	$1364	$2728	$3690	$7197
	B Series	$1332	$2640	$3863	$6980
	C Series	$761	$2259	$3730	$7258
Minimum Fund Expense	L Series	$1006	$1700	$1966	$4292
	B Series	$973	$1600	$2178	$3952
	C Series	$378	$1171	$2016	$4387

b. If you annuitize* or remain invested in the Contract at the end of the applicable time period:

i. With the SecurePay R72 rider selected under the RightTime® option (reflecting the maximum charge):

		1 year	3 years	5 years	10 years
Maximum Fund Expense	L Series	$840	$2503	$4146	$8052
	B Series	$806	$2410	$4007	$7850
	C Series	$850	$2529	$4185	$8108
Minimum Fund Expense	L Series	$459	$1427	$2468	$5442
	B Series	$423	$1323	$2297	$5122
	C Series	$469	$1457	$2516	$5531

ii. With the SecurePay R72 rider selected under the RightTime® option (reflecting the current charge):

		1 year	3 years	5 years	10 years
Maximum Fund Expense	L Series	$751	$2233	$3690	$7197
	B Series	$717	$2139	$3547	$6980
	C Series	$761	$2259	$3730	$7258
Minimum Fund Expense	L Series	$368	$1141	$1966	$4292
	B Series	$333	$1035	$1791	$3952
	C Series	$378	$1171	$2016	$4387

(2)	If you have not purchased either SecurePay rider or Protective Income Manager rider:

a.	If you surrender the Contract at the end of the applicable time period:

		1 year	3 years	5 years	10 years
Maximum Fund Expense	L Series	$1245	$2365	$3038	$5880
	B Series	$1213	$2274	$3231	$5640
	C Series	$633	$1874	$3079	$5947
Minimum Fund Expense	L Series	$885	$1315	$1249	$2648
	B Series	$851	$1213	$1484	$2279
	C Series	$249	$763	$1300	$2751

b. If you annuitize* or remain invested in the Contract at the end of the applicable time period:

		1 year	3 years	5 years	10 years
Maximum Fund Expense	L Series	$624	$1846	$3038	$5880
	B Series	$589	$1751	$2889	$5640
	C Series	$633	$1874	$3079	$5947
Minimum Fund Expense	L Series	$239	$733	$1249	$2648
	B Series	$203	$624	$1067	$2279
	C Series	$249	$763	$1300	$2751

* You may not annuitize your Contract within 1 year of the Issue Date. For more information, see "ANNUITY PAYMENTS, Annuity Date, Changing the Annuity Date." Neither the death benefit fee  nor the Protective Income Manager rider fee apply after the Annuity Date.

Please remember that the examples are an illustration and do not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the examples.

The following Appendix F-1 (Example of the Protective Income Manager Rider for Riders Purchased on or after May 1, 2013) replaces Appendix F in your Prospectus:

                              APPENDIX F-1

                         EXAMPLE OF PROTECTIVE INCOME MANAGER RIDER

                                                               (Riders Purchased on or after May 1, 2013)

The purpose of the following example is to demonstrate the operation of the Protective Income Manager Rider for riders purchased on or after May 1, 2013.The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Variable Account. The example also assumes the payment factors in effect as of May 1, 2013. If you purchased your Protective Income Manager rider before May 1, 2013, please see Appendix G for the appropriate payment factors. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Variable Account will experience positive investment performance. The example does not reflect the deduction of fees and charges.

ASSUMPTIONS:
  •  Joe, 75 years old on the Rider Issue Date
  •  Purchased the Protective Income Manager Rider at the time of Contract purchase
  •  Elected Single Life Coverage
  •  Began making Protective Income Manager Withdrawals immediately

Hypothetical   Protective  Contract                                                                Hypothetical
Contract       Income       Value                                                                      Contract
Value         Manager     times      Optimal         Total                              Value           Protected
Contract Attained  Purchase  (Beginning   Payment  Payment Withdrawal Withdrawal  Excess       (End of        Lifetime
Year         Age     Payments    of Year)        Factor      Factor      Amount        Taken     Withdrawal     Year)       Payment(A)

    1            75         100,000     100,000(B)    0.06100       6,100          6,100             6,100            —                95,684          6,100

    2            76            —           95,684           0.06357       6,082          6,100(C)       6,100            —                92,517           6,100

    3            77            —           92,517           0.06642       6,145          6,145            6,145            —                98,541           6,100

    4            78            —           98,541           0.06961       6,860          6,759(D)      6,759            —                91,009            6,100

    5            79        25,000        116,009         0.07321       8,493          7,435            7,435            —                103,677          6,100

   6            80            —           103,677         0.07729       8,014           8,014           40,000    31,986(E)          56,987             6,100

7           81            —           56,987           0.07607       4,335           4,335(F)       4,335            —               50,637            4,335(G)

   8            82            —           50,637           0.08153       4,128           4,335            4,335            —               51,573            4,335

   9            83            —           51,573           0.08790       4,533           4,533(H)      4,533            —               46,185            4,335

  10           84            —           46,185           0.09543       4,407           4,407            4,407            —               38,156            4,335

(A)     Protected Lifetime Payments are available if the rider is in effect on the Maximum Annuity Date, and equal the lesser of (a) your initial Optimal Withdrawal Amount; or (b) your Optimal Withdrawal Amount as of a Reset Date.

  (B)      The initial Contract Value is equal to the initial Purchase Payment of $100,000.

(C)     We recalculate the Optimal Withdrawal Amount by multiplying the Payment Factor (0.06357) by the Contract Value ($95,684), which equals $6,082. However, this amount is lower than our guarantee that, so long as there has not been an Excess Withdrawal, the Optimal Withdrawal Amount will always be at least the greater of 90% of the prior Optimal Withdrawal Amount (90% x $6,100 = $5,490) or the initial Optimal Withdrawal Amount ($6,100). Therefore, the recalculated Optimal Withdrawal Amount is equal to $6,100.

(D)      Although the Payment Factor (0.06961) times the Contract Value ($98,541) equals $6,860, the Optimal Withdrawal Amount is $6,759 since the Optimal Withdrawal Amount cannot be higher than 110% of the prior Optimal Withdrawal Amount ($6,145 x 1.10 = $6,759).

(E) An Excess Withdrawal occurs when total withdrawals taken during the Contract Year exceed the Optimal Withdrawal Amount.

(F)       On the next Contract Anniversary following an Excess Withdrawal (the “Reset Date”), we reset the “floor” for future Optimal Withdrawal Amounts to equal the lesser of the initial Optimal Withdrawal Amount or the Optimal Withdrawal Amount as of the Reset Date. We will also use a new Protective Income Manager Payment Factor determined solely by the age of the (younger) Covered Person on the Reset Date (provided you have not declined an increase in the Protective Income Manager fee). This will result in a lower Protective Income Manager Payment Factor. In this example, the factor that would have applied in the absence of a Reset (0.08197) is replaced by a new Payment Factor (0.07607) as Joe is now 81 years old. This means the new Optimal Withdrawal Amount is equal to $4,335, which is the Contract Value ($56,987) times the Payment Factor (0.07607). Optimal Withdrawal Amount calculation floors do not apply at Reset Dates.

(G)     This Contract Anniversary is a Reset Date due to the Excess Withdrawal during the prior Contract Year. If the Optimal Withdrawal Amount on a Reset Date is lower than the initial Optimal Withdrawal Amount, then the Protected Lifetime Payment is reduced to equal that year’s Optimal Withdrawal Amount.

(H) The Optimal Withdrawal Amount is equal to $51,573 (Contract Value) times 0.08790 (Payment Factor) = $4,533.